Prepayments and deposits (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 1,315,426	$ 886,951
Prepaid equipment deposits	13,001,681	3,231,836
Prepaid insurance	2,337,920	3,839,880
Other prepaids	2,917,107	688,331
Prepayments and deposits	$ 19,572,133	$ 8,646,998